Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2025
Employee costs and share plans for employees
Schedules of employee numbers

	2025	2024	2023
Employees
UK	10,600	11,100	10,700
Rest of Europe	26,900	25,500	23,000
The Americas	25,200	24,700	22,400
Asia, Africa & Australasia	32,400	31,600	30,300
Continuing operations	95,100	92,900	86,400

Schedule of employee costs

	2025	2024	2023
	$m	$m	$m
Wages and salaries	10,974	10,340	9,341
Social security costs	1,348	1,224	1,100
Pension costs	618	614	537
Other employment costs	1,608	1,531	1,357
Total	14,548	13,709	12,335

Schedule of reconciliation of outstanding share-based payment instruments

	The AstraZeneca Performance Share Plan		The AstraZeneca Global Restricted Stock Plan			The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares	[1]	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares
	ʼ000	ʼ000	ʼ000	ʼ000		ʼ000	ʼ000	ʼ000	ʼ000
Outstanding at 1 January 2023	3,630	5,724	2,469	11,683		233	678	259	195
Granted	976	2,071	1,185	6,343		208	436	71	95
Forfeited	(148)	(437)	(187)	(1,417)		(20)	(59)	(8)	–
Cancelled	–	–	–	(3)		–	–	–	(34)
Exercised	(813)	(1,470)	(570)	(2,738)		(86)	(288)	(107)	(9)
Outstanding at 31 December 2023	3,645	5,888	2,897	13,868		335	767	215	247
Granted	1,064	2,250	1,262	7,014		100	699	–	–
Forfeited	(137)	(400)	(235)	(1,414)		(8)	(57)	(31)	–
Cancelled	(2)	(2)	–	(6)		(1)	–	–	–
Exercised	(999)	(1,586)	(755)	(3,296)		(88)	(352)	(22)	–
Outstanding at 31 December 2024	3,571	6,150	3,169	16,166		338	1,057	162	247
Granted	904	1,974	1,045	6,428		298	386	–	–
Forfeited	(99)	(553)	(250)	(1,616)		(33)	(214)	–	(48)
Exercised	(986)	(1,781)	(1,030)	(4,809)		(114)	(343)	–	–
Outstanding at 31 December 2025	3,390	5,790	2,934	16,169		489	886	162	199

1	Shares issued to Alexion employees under the GRSP are covered under the Alexion employee share award below.

Schedule of weighted average fair values of share-based payment instruments granted

	The AstraZeneca Performance Share Plan			The AstraZeneca Global Restricted Stock Plan		The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	WAFV	[1]	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV
	pence		$	pence	$	pence	$	pence	$
WAFV of 2023 grants	9929		59.95	10822	65.38	11135	65.37	11,748	74.78
WAFV of 2024 grants	9028		57.99	10085	64.91	11111	75.23	–	–
WAFV of 2025 grants	11054		70.34	11961	75.91	12142	78.96	–	–

1	Weighted average fair value.